SCHEDULE OF GOODWILL AND INTANGIBLE IMPAIRMENT (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Indefinite-Lived Intangible Assets [Line Items]
Impairment loss of consolidated statements of operations		$ 600,000		$ 600,000	$ 1,388,000
Impairment of goodwill
Goodwill and Intangible Asset Impairment					1,388,000
Trade Names [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairment loss of consolidated statements of operations					1,133,500
Trademarks [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairment loss of consolidated statements of operations					$ 254,500